LOSS PER SHARE - Computation of basic and diluted loss per common share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LOSS PER SHARE
Net Loss	$ (4,175,903)	$ (1,740,418)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, Basic (in shares)	1,534,487	1,534,487
Weighted average number of ordinary shares outstanding, Diluted (in shares)	1,534,487	1,534,487
Loss per share, Basic (in dollar per share)	$ (2.72)	$ (1.13)
Loss per share, Diluted (in dollar per share)	$ (2.72)	$ (1.13)
Dilutive shares	$ 0	$ 0